Operating Leases	12 Months Ended
Dec. 31, 2025
Operating Leases [Abstract]
OPERATING LEASES

NOTE 8 - OPERATING LEASES:

The Company’s leases include production space for its new production facility (see Note 7C), office premises and car leases, which are all classified as operating leases. The lease term for the production space is for 5 years and the office premises are leased for a 5-year period which was extended in August 2025 for one additional year, to August 2026. On July 15, 2025, the Company signed an agreement for the extension of its manufacturing facility premises lease for one additional year and one year option. The term additions were recognized as additional right-of-use asset of and lease liability of $702 thousand.

The car leases are generally for a three-year period.

As collateral for the office and lease agreement, a restricted deposit was pledged against bank guarantees provided to the property owner. The balance of the restricted deposit, presented as a non-current asset as of December 31, 2025 and 2024, amounted to $98 thousand and $86 thousand, respectively.

Operating lease expenses and cash flows for the years ended December 31, 2025 and 2024 totaled $702 thousand and $682 thousand, respectively.

The operating lease costs include variable lease payments of $10 thousand in 2025 and $11 thousand in 2024, in respect of linkage differences to the Israeli CPI.

Supplemental information related to leases:

Balance sheet information (U.S. dollars in thousands):

	December 31
	2025	2024

Operating lease right-of-use assets	901	560
Current lease liabilities	542	501
Non-current lease liabilities	382	19
Total lease liabilities	924	520
Weighted average remaining lease term	1.9 years	1.2 years
Weighted average discount rate	6.27%	7.92%

As of December 31, 2025, the maturities of operating lease liabilities were as follows (U.S. dollars in thousands):

Year ending December 31,
2026	$542
2027	386
2028	25
Total undiscounted lease payments	953
Less - imputed interest	(29)
Present value of lease liabilities*	$924
* Including amounts linked to the Israeli CPI of	$290